UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2018

WESTERN ASSET

CORE PLUS VIT PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus VIT Portfolio for the six-month reporting period ended June 30, 2018. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

Special shareholder notice

Effective May 1, 2018, the individuals responsible for the day-to-day portfolio management, development of investment strategy, oversight and coordination of the Portfolio are S. Kenneth Leech, Mark S. Lindbloom, Carl L. Eichstaedt, Julien A. Scholnick, Frederick R. Marki and John Bellows. These investment professionals, all of whom are employed by Western Asset Management Company, LLC (formerly known as Western Asset Management Company), work together with a broader investment management team. It is anticipated that Mr. Eichstaedt will step down as a member of the portfolio management team effective on or about December 31, 2018. For additional information, please see the Portfolio’s prospectus.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

II	Western Asset Core Plus VIT Portfolio

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

Western Asset Core Plus VIT Portfolio	III

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended June 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.3%. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s initial reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.1%. The acceleration in GDP growth in the second quarter reflected positive contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment, federal government spending and state and local government spending. These were partly offset by negative contributions from private inventory investment and residential fixed investment. Imports, which are a subtraction in the calculation of GDP, increased.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on June 30, 2018, the unemployment rate was 4.0%, as reported by the U.S. Department of Labor. While the unemployment rate ticked up from 3.8% to 4.0% in June, the increase was largely attributed to an increase in the workforce participation rate. The percentage of longer-term unemployed moved higher during the reporting period. In June 2018, 23.0% of Americans looking for a job had been out of work for more than six months, versus 21.5% when the period began.

IV	Western Asset Core Plus VIT Portfolio

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet. At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended June 30, 2018. The yield for the two-year Treasury note began the reporting period at 1.89% — the low for the period — and ended the period at 2.52%. The peak for the period of 2.59% occurred on several occasions in May and June 2018. The yield for the ten-year Treasury began the reporting period at 2.40% — the low for the period — and ended the period at 2.85%. The high for the period of 3.11% took place on May 17, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors generally posted weak results during the reporting period. Performance fluctuated given changing expectations for global growth, uncertainties regarding future central bank monetary policy and concerns over a global trade war. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned -1.62% during the six-month reporting period ended June 30, 2018.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexv, returned 0.16% for the six months ended June 30, 2018. The high-yield market posted a modest gain during the first month of the reporting period. Those gains were then erased in February and March 2018. This turnaround was triggered by a number of factors, including fears that the Fed may take a more aggressive approach to rate hikes, trade war concerns and high-profile issues in the technology industry. However, the high yield market then rallied in April, was relatively flat in May and moved higher in June 2018.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned -5.23% during the six months ended June 30, 2018. The asset class produced choppy results during the reporting period. At times it was supported by solid investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. However, at other times it was dragged down by rising U.S. interest rates, periods of investor risk aversion and geopolitical

Western Asset Core Plus VIT Portfolio	V

Investment commentary (cont’d)

issues. In addition, the U.S. dollar rallied during the second half of the reporting period, negatively impacting the performance of the asset class.

Performance review

For the six months ended June 30, 2018, Class I shares of Western Asset Core Plus VIT Portfolio1 returned -2.89%. The Portfolio’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Index, returned -1.62%, for the same period. The Lipper Variable Core Plus Bond Funds Category Average2 returned -1.74% over the same time frame.

Performance Snapshot as of June 30, 2018 (unaudited)
6 months
Western Asset Core Plus VIT Portfolio[1]:
Class I	-2.89%
Class II	-3.06%
Bloomberg Barclays U.S. Aggregate Index	-1.62%
Lipper Variable Core Plus Bond Funds Category Average[2]	-1.74%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2018 for Class I and Class II shares were 3.50% and 3.24%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I and Class II shares would have been 3.44% and 3.19%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Portfolio’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2018, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.58% and 0.79%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 50 funds in the Portfolio’s Lipper category.

VI	Western Asset Core Plus VIT Portfolio

fund fees and expenses, to average net assets will not expected to exceed 0.54% for Class I shares and 0.79% for Class II shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

RISKS Investments in fixed income securities involve a variety of risks, including interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds, commonly known as “junk” bonds, are rated below investment grade and carry more risk than higher-rated securities. Asset-backed, mortgaged-backed or mortgage-related securities are subject to prepayment and extension risks. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Portfolio may use derivatives, such as options, futures, and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. The use of leverage may increase volatility and the possibility of loss. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

Western Asset Core Plus VIT Portfolio	VII

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2018 and December 31, 2017 and does not include derivatives such as swap contracts, forward foreign currency contracts, futures contracts and written options. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on Hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	-2.89%	$1,000.00	$971.10	0.54%	$2.64	Class I	5.00%	$1,000.00	$1,022.12	0.54%	$2.71
Class II	-3.06	1,000.00	969.40	0.79	3.86	Class II	5.00	1,000.00	1,020.88	0.79	3.96

2	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

[1]	For the six months ended June 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays U.S. Aggregate Index
ABS	— Asset-Backed Securities
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Core Plus VIT	— Western Asset Core Plus VIT Portfolio

4	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays U.S. Aggregate Index
ABS	— Asset-Backed Securities
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Core Plus VIT	— Western Asset Core Plus VIT Portfolio

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 30.2%
Consumer Discretionary — 2.6%
Auto Components — 0.1%
American Axle & Manufacturing, Senior Notes	6.625%	10/15/22	33,000	$33,907
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	160,000	160,210	(a)
Total Auto Components				194,117
Automobiles — 0.6%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	20,000	19,081	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	80,000	69,380
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	200,000	197,866
General Motors Co., Senior Notes	5.200%	4/1/45	60,000	55,272
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	50,000	48,907
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	990,000	1,009,838
Total Automobiles				1,400,344
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance, Inc., Secured Notes	5.000%	10/15/25	60,000	57,072	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/23	363,156	363,156	(a)(b)(c)(d)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	11/1/23	130,000	133,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	220,000	212,850
McDonald’s Corp., Senior Notes	3.700%	1/30/26	230,000	228,729
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	129,000	129,000	(a)
Total Hotels, Restaurants & Leisure				1,124,057
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	50,000	48,315
Newell Brands Inc., Senior Notes	3.150%	4/1/21	70,000	69,396
Newell Brands Inc., Senior Notes	3.850%	4/1/23	70,000	69,025
Newell Brands Inc., Senior Notes	4.200%	4/1/26	60,000	58,020
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	40,000	39,350
Total Household Durables				284,106
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	124,744
Amazon.com Inc., Senior Notes	3.875%	8/22/37	60,000	58,762
Amazon.com Inc., Senior Notes	4.950%	12/5/44	120,000	133,669
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	88,538
Total Internet & Direct Marketing Retail				405,713
Media — 1.1%
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	50,000	62,246

See Notes to Financial Statements.

6	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Altice France SA, Senior Secured Bonds	6.250%	5/15/24	300,000	$292,500	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	70,000	67,900	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	170,000	159,481	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	50,000	46,000	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	110,000	109,914
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	120,000	112,561
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	180,000	170,541
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	32,277
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	28,804
Comcast Corp., Senior Notes	3.900%	3/1/38	80,000	72,742
Comcast Corp., Senior Notes	3.999%	11/1/49	165,000	145,393
DISH DBS Corp., Senior Notes	7.875%	9/1/19	70,000	72,800
DISH DBS Corp., Senior Notes	6.750%	6/1/21	20,000	20,075
DISH DBS Corp., Senior Notes	5.875%	11/15/24	100,000	85,000
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	290,000	284,572	(a)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	10,000	11,366
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	200,000	212,757
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	88,318
Time Warner Inc., Senior Notes	6.250%	3/29/41	60,000	65,443
Univision Communications Inc. , Senior Secured Notes	5.125%	2/15/25	100,000	92,625	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	40,000	39,817
Warner Media LLC, Senior Notes	4.750%	3/29/21	20,000	20,651
Total Media				2,293,783
Total Consumer Discretionary				5,702,120
Consumer Staples — 1.9%
Beverages — 0.7%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	150,000	148,024
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	120,000	119,122
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	260,000	254,775
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	350,000	361,294
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	160,000	154,623
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	10,000	9,951

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	180,000	$179,943
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	90,000	93,565
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	60,000	58,500	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	150,000	169,852	(a)
Total Beverages				1,549,649
Food & Staples Retailing — 0.2%
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	80,000	74,691
Walmart, Inc., Senior Notes	3.700%	6/26/28	220,000	222,124
Total Food & Staples Retailing				296,815
Food Products — 0.3%
Danone SA, Senior Bonds	2.589%	11/2/23	420,000	396,040	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	10,000	10,206	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	40,000	38,939
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	30,000	27,062
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	70,000	69,153
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	110,000	107,394
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	70,000	68,250	(a)
Total Food Products				717,044
Tobacco — 0.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	120,000	128,203
Altria Group Inc., Senior Notes	2.850%	8/9/22	130,000	127,003
BAT Capital Corp., Senior Notes	3.557%	8/15/27	480,000	447,446	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	180,000	168,735	(a)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	190,000	187,581
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	30,000	29,546
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	190,000	183,143
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	134,394
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	9,818
Reynolds American Inc., Senior Notes	3.250%	6/12/20	12,000	11,993
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	87,642
Total Tobacco				1,515,504
Total Consumer Staples				4,079,012
Energy — 3.7%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	110,000	109,387
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	20,741
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	10,695
Total Energy Equipment & Services				140,823

See Notes to Financial Statements.

8	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	40,000	$41,189
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	120,000	139,068
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	79,112
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	36,181
Apache Corp., Senior Notes	5.100%	9/1/40	170,000	167,816
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	79,864
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	190,000	188,563
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	190,000	186,494
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	40,000	39,725
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	70,000	69,650
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	70,000	68,950
Chevron Corp., Senior Notes	2.954%	5/16/26	160,000	153,662
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	490,000	473,043
Concho Resources Inc., Senior Notes	4.300%	8/15/28	90,000	90,389
Continental Resources Inc., Senior Notes	4.375%	1/15/28	50,000	49,803
Devon Energy Corp., Senior Notes	3.250%	5/15/22	60,000	59,034
Devon Energy Corp., Senior Notes	5.850%	12/15/25	80,000	88,202
Devon Energy Corp., Senior Notes	5.600%	7/15/41	10,000	10,822
Devon Energy Corp., Senior Notes	5.000%	6/15/45	180,000	183,785
Ecopetrol SA, Senior Notes	5.875%	5/28/45	180,000	171,396
EOG Resources, Inc., Senior Notes	4.150%	1/15/26	30,000	30,732
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	90,000	87,630
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	40,814
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	201,128	(a)
Kerr-McGee Corp., Notes	6.950%	7/1/24	220,000	249,931
Kerr-McGee Corp., Notes	7.875%	9/15/31	70,000	88,965
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	40,000	39,915
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	70,000	68,176
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	10,034
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	29,202
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	73,434
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	70,000	69,516
MPLX LP, Senior Notes	4.000%	3/15/28	180,000	171,532
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	111,190
MPLX LP, Senior Notes	4.700%	4/15/48	210,000	195,465
Noble Energy Inc., Senior Notes	4.150%	12/15/21	150,000	152,518
Noble Energy Inc., Senior Notes	3.850%	1/15/28	100,000	95,752
Noble Energy Inc., Senior Notes	4.950%	8/15/47	50,000	50,245

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	100,000	$101,971
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	88,041
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000	56,736
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	73,370
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	40,000	40,463
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	90,000	88,163
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	644,000	595,861	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	430,000	430,537
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	170,000	149,707
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	90,000	75,960
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	250,000	263,375
Range Resources Corp., Senior Notes	5.000%	3/15/23	150,000	145,875
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	110,000	117,473
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	50,000	49,729	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	30,000	29,948	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	240,000	228,305
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	10,495
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	164,372
Shell International Finance BV, Senior Notes	4.000%	5/10/46	130,000	126,217
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	50,000	64,798
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	130,000	157,779
Williams Cos. Inc., Debentures	7.500%	1/15/31	30,000	35,830
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	110,000	122,925
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	50,000	48,625
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	240,000	289,483
Williams Partners LP, Senior Notes	5.250%	3/15/20	50,000	51,565
WPX Energy Inc., Senior Notes	6.000%	1/15/22	10,000	10,450
WPX Energy Inc., Senior Notes	8.250%	8/1/23	70,000	79,625
Total Oil, Gas & Consumable Fuels				7,840,605
Total Energy				7,981,428
Financials — 12.5%
Banks — 9.0%
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	195,809
Banco Santander SA, Senior Notes	4.379%	4/12/28	400,000	383,199
Bank of America Corp., Senior Notes	2.600%	1/15/19	5,000	4,997
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	88,735
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	393,000	381,264	(e)

See Notes to Financial Statements.

10	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	190,000	$188,175	(e)
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	145,237
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	124,258	(e)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,061,000	1,000,309	(e)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	420,000	379,179	(e)
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	40,000	40,157
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	128,440
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	260,000	257,189
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,010,000	1,089,159
Barclays PLC, Junior Subordinated Notes (8.250% to 12/15/18 then USD 5 year swap rate + 6.705%)	8.250%	12/15/18	200,000	203,559	(e)(f)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	196,653	(a)
CIT Group Inc., Senior Notes	5.250%	3/7/25	60,000	60,600
Citigroup Inc., Junior Subordinated Bonds (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	50,000	50,808	(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	70,000	70,700	(e)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	52,198
Citigroup Inc., Senior Notes	4.650%	7/30/45	145,000	144,846
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	19,580
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	9,954
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	78,199
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	700,000	689,316
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	162,954
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	13,431
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	66,816
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	170,000	158,845	(a)
Cooperatieve Rabobank UA, Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	455,000	489,125	(a)(e)(f)
Cooperatieve Rabobank UA, Subordinated Notes	4.625%	12/1/23	390,000	393,303
Cooperatieve Rabobank UA, Subordinated Notes	4.375%	8/4/25	250,000	245,477
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	680,000	710,600	(a)(e)(f)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year Swap Rate + 1.644%)	4.000%	1/10/33	250,000	228,643	(a)(e)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	200,000	$196,500	(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	250,000	247,923	(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	200,000	192,250	(e)(f)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	280,000	280,006
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	270,000	270,952
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	420,000	411,103
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	400,000	404,495	(e)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	184,769	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	184,028	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,070,000	972,423	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	350,000	357,921
JPMorgan Chase & Co., Senior Notes (3.509% to 1/25/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	400,000	379,436	(e)
JPMorgan Chase & Co., Subordinated Notes	2.550%	3/1/21	40,000	39,215
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	59,492
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	140,000	138,476
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	49,728
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	170,000	173,409
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	197,690
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	184,885	(e)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	210,000	207,889
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	100,000	110,557
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	530,000	545,349	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	100,000	97,733
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	110,000	109,997
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	200,364	(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	130,000	136,577
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	630,000	636,267
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	68,766
Santander UK PLC, Senior Notes	2.375%	3/16/20	60,000	59,105
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	340,000	356,116	(a)
Sumitomo Mitsui Financial Group, Inc., Senior Notes	2.058%	7/14/21	290,000	278,229
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	250,468

See Notes to Financial Statements.

12	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	130,000	$130,015
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	300,000	293,480	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	300,000	298,396	(a)
US Bank NA, Senior Notes	3.150%	4/26/21	250,000	250,658
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/30/18	320,000	316,000	(e)(f)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	190,000	175,624
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	49,044
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	560,000	552,897
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	320,000	305,519
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	296,960
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	36,705
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	270,000	261,873
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	20,000	19,682
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	110,000	108,298
Total Banks				19,528,983
Capital Markets — 1.5%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	250,000	250,387
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	330,000	326,919
Goldman Sachs Group Inc., Senior Notes	2.600%	4/23/20	50,000	49,550
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	300,000	315,413
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	39,696
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	183,638
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	100,000	94,322
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	280,000	265,733	(e)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	140,000	133,320	(e)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	190,000	187,506	(e)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	116,981
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	170,000	168,625
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	200,000	197,251
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	225,888
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	250,000	249,345
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	380,000	366,500	(e)
Total Capital Markets				3,171,074

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Consumer Finance — 0.1%
American Express Credit Corp., Senior Notes	2.375%	5/26/20	110,000		$108,433
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000		63,450
Total Consumer Finance					171,883
Diversified Financial Services — 1.5%
AerCap Ireland, Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	220,000		224,302
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	150,000		154,677
DAE Funding LLC, Senior Notes	4.500%	8/1/22	40,000		38,900	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	30,000		28,890	(a)
GE Capital International Funding Company Unlimited Co., Senior Notes	2.342%	11/15/20	202,000		197,519
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	40,000		41,019
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	90,000		99,293
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	90,000		103,334
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	30,000		31,890
Magnolia Finance X Ltd.	3.238%	12/3/20	1,197,518	GBP	1,540,914	(a)(b)(c)
Magnolia Finance X Ltd.	4.504%	12/3/20	360,229	GBP	463,527	(a)(b)(c)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	30,000		29,813	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	60,000		59,387	(a)
Total Diversified Financial Services					3,013,465
Insurance — 0.4%
American International Group Inc., Senior Notes	3.750%	7/10/25	130,000		125,762
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	40,000		39,302
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	60,000		59,785	(a)
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	40,000		39,589	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000		10,612	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	530,000		559,176	(a)
Total Insurance					834,226
Thrifts & Mortgage Finance — 0.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	20,000		19,675	(a)
Total Financials					26,739,306
Health Care — 2.8%
Biotechnology — 0.3%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	90,000		87,297
Amgen Inc., Senior Notes	2.125%	5/1/20	20,000		19,670

See Notes to Financial Statements.

14	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Biotechnology — continued
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	$28,795
Celgene Corp., Senior Notes	2.250%	8/15/21	100,000	96,269
Celgene Corp., Senior Notes	5.000%	8/15/45	110,000	108,106
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	30,000	29,649
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	49,287
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	100,000	98,827
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	103,458
Total Biotechnology				621,358
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	100,000	98,468
Abbott Laboratories, Senior Notes	4.750%	11/30/36	80,000	84,512
Abbott Laboratories, Senior Notes	4.900%	11/30/46	80,000	86,459
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	200,000	192,372
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	31,000	30,307
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	10,000	9,729
Medtronic Inc., Senior Notes	3.500%	3/15/25	210,000	207,983
Total Health Care Equipment & Supplies				709,830
Health Care Providers & Services — 1.6%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	28,617
Anthem Inc., Senior Notes	2.950%	12/1/22	160,000	155,551
Anthem Inc., Senior Notes	3.350%	12/1/24	50,000	48,372
Anthem Inc., Senior Notes	3.650%	12/1/27	100,000	94,915
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	60,000	57,570
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	70,000	66,038
Centene Corp., Senior Notes	5.625%	2/15/21	40,000	40,945
Centene Corp., Senior Notes	4.750%	5/15/22	70,000	70,788
Centene Corp., Senior Notes	6.125%	2/15/24	70,000	73,937
CVS Health Corp., Senior Notes	3.350%	3/9/21	80,000	79,963
CVS Health Corp., Senior Notes	2.750%	12/1/22	60,000	57,564
CVS Health Corp., Senior Notes	3.700%	3/9/23	350,000	348,596
CVS Health Corp., Senior Notes	4.100%	3/25/25	130,000	129,500
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	155,265
CVS Health Corp., Senior Notes	4.300%	3/25/28	820,000	810,447
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	152,545
HCA Inc., Senior Bonds	5.375%	2/1/25	50,000	49,360
HCA Inc., Senior Secured Notes	5.250%	4/15/25	30,000	30,075
HCA Inc., Senior Secured Notes	5.250%	6/15/26	30,000	29,871
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	37,750

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
HCA Inc., Senior Secured Notes	5.500%	6/15/47	70,000	$64,400
Humana Inc., Senior Notes	3.950%	3/15/27	390,000	384,213
Jaguar Holding Company II/Pharmaceutical Product Development LLC	6.375%	8/1/23	70,000	69,839	(a)
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	170,000	165,811
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	70,000	71,925	(a)
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	100,000	99,432
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	60,000	59,432
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	100,000	100,109
Total Health Care Providers & Services				3,532,830
Pharmaceuticals — 0.6%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	240,000	233,391
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	60,000	56,932
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	20,000	19,324
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	60,000	57,498
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	40,000	36,444
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	40,000	38,338
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	50,000	48,824
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	300,000	278,462
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	160,000	162,800	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	40,000	39,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	60,000	56,100	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	30,000	31,198	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	9.250%	4/1/26	40,000	41,650	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	8.500%	1/31/27	20,000	20,300	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	90,000	94,698	(a)
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	12,213
Total Pharmaceuticals				1,227,672
Total Health Care				6,091,690
Industrials — 1.6%
Aerospace & Defense — 0.4%
Boeing Co., Senior Notes	4.875%	2/15/20	160,000	165,280
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	10,000	9,881
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	110,000	108,283
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	31,230
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	142,613
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	280,000	263,580

See Notes to Financial Statements.

16	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
United Technologies Corp., Senior Notes	4.500%	6/1/42	40,000	$39,615
Total Aerospace & Defense				760,482
Air Freight & Logistics — 0.0%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	50,000	48,337
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	30,000	28,589
Total Air Freight & Logistics				76,926
Airlines — 0.1%
Delta Air Lines 2007-1 Class A Pass-Through Trust	6.821%	8/10/22	32,641	35,624
Delta Air Lines 2012-1 Class B Pass-Through Trust	6.875%	5/7/19	16,786	17,163	(a)
United Airlines 2013-1 Class B Pass Through Trust, Secured Notes	5.375%	8/15/21	27,167	27,812
United Airlines 2014-1 Class B Pass-Through Trust	4.750%	4/11/22	65,230	65,677
United Airlines 2014-2 Class B Pass Through Trust, Secured Notes	4.625%	9/3/22	53,536	53,704
Total Airlines				199,980
Commercial Services & Supplies — 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	176,179
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	240,000	235,851
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	120,000	122,400
Waste Management Inc., Senior Notes	3.500%	5/15/24	20,000	19,836
Total Commercial Services & Supplies				554,266
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	270,000	262,408
Eaton Corp., Senior Notes	4.150%	11/2/42	30,000	29,039
Total Electrical Equipment				291,447
Industrial Conglomerates — 0.4%
General Electric Co., Senior Notes	5.500%	1/8/20	10,000	10,368
General Electric Co., Senior Notes	4.650%	10/17/21	22,000	22,893
General Electric Co., Senior Notes	5.875%	1/14/38	30,000	34,103
General Electric Co., Senior Notes	6.875%	1/10/39	551,000	699,019
General Electric Co., Senior Notes	4.500%	3/11/44	170,000	167,047
General Electric Co., Subordinated Notes	5.300%	2/11/21	20,000	20,931
Total Industrial Conglomerates				954,361
Road & Rail — 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	70,050
Union Pacific Corp., Senior Notes	3.950%	9/10/28	240,000	241,638
Union Pacific Corp., Senior Notes	4.500%	9/10/48	150,000	153,109
Total Road & Rail				464,797

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — 0.1%
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	200,000	$186,500	(a)
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	40,000	36,976	(a)
Total Trading Companies & Distributors				223,476
Total Industrials				3,525,735
Information Technology — 1.6%
Communications Equipment — 0.0%
Harris Corp., Senior Notes	5.054%	4/27/45	30,000	31,137
IT Services — 0.3%
First Data Corp., Senior Secured Notes	5.375%	8/15/23	180,000	182,115	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	210,000	203,349
Visa Inc., Senior Notes	4.300%	12/14/45	130,000	135,409
Total IT Services				520,873
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	90,000	83,611
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	10,000	9,475
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	40,298
Total Semiconductors & Semiconductor Equipment				133,384
Software — 0.7%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	300,000	277,816
Microsoft Corp., Senior Notes	1.550%	8/8/21	150,000	143,901
Microsoft Corp., Senior Notes	2.400%	2/6/22	210,000	205,652
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	195,951
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	67,195
Microsoft Corp., Senior Notes	3.300%	2/6/27	370,000	364,737
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	9,593
Microsoft Corp., Senior Notes	3.750%	2/12/45	110,000	108,077
Microsoft Corp., Senior Notes	3.950%	8/8/56	50,000	49,020
salesforce.com Inc., Senior Notes	3.250%	4/11/23	110,000	109,427
salesforce.com Inc., Senior Notes	3.700%	4/11/28	30,000	29,822
Total Software				1,561,191
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes	2.000%	11/13/20	110,000	108,014
Apple Inc., Senior Notes	1.550%	8/4/21	80,000	76,703
Apple Inc., Senior Notes	2.450%	8/4/26	200,000	183,767
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	70,000	74,224	(a)

See Notes to Financial Statements.

18	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Technology Hardware, Storage & Peripherals — continued
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	700,000	$701,919	(a)
Total Technology Hardware, Storage & Peripherals				1,144,627
Total Information Technology				3,391,212
Materials — 1.2%
Chemicals — 0.1%
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	200,000	199,624	(a)
Containers & Packaging — 0.1%
Pactiv LLC, Senior Bonds	8.375%	4/15/27	250,000	278,750
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Senior Secured Notes	5.125%	7/15/23	10,000	9,888	(a)
Total Containers & Packaging				288,638
Metals & Mining — 1.0%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	200,000	211,918	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	284,353	(a)
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	5,000	5,176
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	230,000	255,988
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	170,000	191,169
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	120,000	117,600
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	20,000	17,644
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	30,000	29,693	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	70,000	69,924	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	130,981	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	90,000	85,107	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	298,333	3,356	*(a)(g)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	390,000	387,314
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	310,000	349,587
Total Metals & Mining				2,139,810
Total Materials				2,628,072
Real Estate — 0.2%
Equity Real Estate Investment Trusts (REITs) — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	330,000	326,290	(a)
Telecommunication Services — 1.2%
Diversified Telecommunication Services — 0.7%
AT&T Inc., Senior Notes	3.400%	5/15/25	40,000	37,566
AT&T Inc., Senior Notes	4.350%	6/15/45	310,000	263,583
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	200,000	184,692	(a)
Telefonica Emisiones SAU, Senior Notes	4.103%	3/8/27	200,000	193,766

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	260,000	$267,818
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	40,000	38,743
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	59,000	56,562
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	154,639	153,576	(a)
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	70,000	67,141
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	10,517
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	170,000	155,601
Total Diversified Telecommunication Services				1,429,565
Wireless Telecommunication Services — 0.5%
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	120,000	124,800	(a)
Sprint Corp., Senior Notes	7.625%	2/15/25	220,000	224,952
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	162,500	161,078	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	380,000	376,230
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	210,206
Total Wireless Telecommunication Services				1,097,266
Total Telecommunication Services				2,526,831
Utilities — 0.9%
Electric Utilities — 0.8%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	147,000	181,818
Duke Energy Carolinas LLC	5.300%	2/15/40	160,000	184,918
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	320,000	325,461
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	200,000	194,387
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	340,000	441,666
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	150,000	153,968
Pacific Gas & Electric Co., Senior Notes	6.050%	3/1/34	310,000	335,622
Total Electric Utilities				1,817,840
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. , Senior Notes	5.500%	4/15/25	120,000	121,500
Total Utilities				1,939,340
Total Corporate Bonds & Notes (Cost — $66,380,116)				64,931,036
Mortgage-Backed Securities — 28.5%
FHLMC — 5.3%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/38	1,823,735	1,907,164
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	6/1/41	412,926	442,019
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/1/43-3/1/45	1,087,982	1,088,574
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	6/1/43	4,908,148	5,051,633
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	1/1/47	3,096,091	3,008,092
Total FHLMC				11,497,482

See Notes to Financial Statements.

20	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — 13.4%
Federal National Mortgage Association (FNMA)	2.940%	7/1/27	200,000	$191,505
Federal National Mortgage Association (FNMA)	3.500%	7/1/33-7/1/48	1,200,000	1,214,437	(h)
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	2,666,405	2,744,145
Federal National Mortgage Association (FNMA)	3.500%	1/1/44-3/1/57	1,709,732	1,702,554
Federal National Mortgage Association (FNMA)	3.000%	11/1/46-2/1/47	5,822,804	5,657,881
Federal National Mortgage Association (FNMA)	4.500%	5/1/47-9/1/57	2,775,557	2,902,512
Federal National Mortgage Association (FNMA)	4.000%	7/1/47	950,000	968,601	(h)
Federal National Mortgage Association (FNMA)	3.000%	7/1/47	100,000	96,879	(h)
Federal National Mortgage Association (FNMA)	5.000%	5/1/48	97,694	103,630
Federal National Mortgage Association (FNMA)	4.500%	6/1/48-8/1/48	10,800,000	11,235,297	(h)
Federal National Mortgage Association (FNMA)	5.000%	7/1/48	1,900,000	2,012,988	(h)
Total FNMA				28,830,429
GNMA — 9.8%
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-8/20/47	2,254,799	2,320,886
Government National Mortgage Association (GNMA) II	3.500%	7/1/47	100,000	100,393	(h)
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-11/20/47	485,752	475,721
Government National Mortgage Association (GNMA) II	3.500%	10/20/47-11/20/47	2,622,301	2,636,733
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-6/20/48	1,199,321	1,261,415
Government National Mortgage Association (GNMA) II	4.000%	7/20/48	5,600,000	5,740,000	(h)
Government National Mortgage Association (GNMA) II	3.000%	7/20/48	500,000	489,209	(h)
Government National Mortgage Association (GNMA) II	4.500%	7/20/48	5,840,000	6,070,913	(h)
Government National Mortgage Association (GNMA) II	5.000%	7/20/48	1,900,000	1,994,953	(h)
Total GNMA				21,090,223
Total Mortgage-Backed Securities (Cost — $62,329,306)				61,418,134

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 14.4%
U.S. Government Agencies — 0.1%
Federal Home Loan Bank (FHLB)	2.125%	2/11/20	100,000	$99,405
U.S. Government Obligations — 14.3%
U.S. Treasury Bonds	3.750%	11/15/43	6,770,000	7,698,098
U.S. Treasury Bonds	3.000%	2/15/47	370,000	371,417
U.S. Treasury Bonds	3.000%	5/15/47	3,780,000	3,791,960
U.S. Treasury Bonds	2.750%	8/15/47	1,490,000	1,422,193
U.S. Treasury Bonds	2.750%	11/15/47	2,620,000	2,500,616
U.S. Treasury Bonds	3.000%	2/15/48	2,650,000	2,659,472
U.S. Treasury Bonds	3.125%	5/15/48	2,220,000	2,282,047
U.S. Treasury Notes	2.625%	6/30/23	2,160,000	2,149,664
U.S. Treasury Notes	2.125%	7/31/24	2,170,000	2,089,049
U.S. Treasury Notes	2.625%	3/31/25	1,250,000	1,235,913
U.S. Treasury Notes	2.875%	4/30/25	1,660,000	1,666,711
U.S. Treasury Notes	2.875%	5/31/25	800,000	803,172
U.S. Treasury Notes	2.250%	11/15/25	2,280,000	2,193,209
U.S. Treasury Notes	2.875%	5/15/28	1,000	1,002
Total U.S. Government Obligations				30,864,523
Total U.S. Government & Agency Obligations (Cost — $31,213,460)				30,963,928
Collateralized Mortgage Obligations (i) — 13.3%
BAMLL Commercial Mortgage Securities Trust, 2014-FL1, E (1 mo. LIBOR + 5.500%)	5.531%	12/15/31	260,000	251,083	(a)(e)
Banc of America Funding Trust, 2015-R4, 6A1 (1 mo. USD LIBOR + 0.140%)	2.100%	8/27/36	220,544	220,425	(a)(e)
Banc of America Funding Trust, 2015-R4, 6A2 (1 mo. USD LIBOR + 0.140%)	2.100%	8/27/36	780,000	755,867	(a)(e)
Bank, 2017-BNK7, A5	3.435%	9/15/60	190,000	186,700
Bank, 2017-BNK7, XA, IO	0.957%	9/15/60	3,274,055	175,015	(e)
BCAP LLC Trust, 2011-RR5, 11A4 (1 mo. USD LIBOR + 0.150%)	2.110%	5/28/36	1,399,016	1,388,732	(a)(e)
BCAP LLC Trust, 2015-RR6, 1A2	3.500%	5/26/37	360,000	341,278	(a)(e)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2004-2A, B1	2.393%	5/25/35	243,998	185,755	(a)(e)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2004-3A, A1 (1 mo. USD LIBOR + 0.250%)	2.341%	8/25/35	877,557	864,577	(a)(e)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2004-3A, A2 (1 mo. USD LIBOR + 0.300%)	2.391%	8/25/35	957,542	949,103	(a)(e)
Citigroup Commercial Mortgage Trust, 2015-GC33, D	3.172%	9/10/58	130,000	104,516
Citigroup Commercial Mortgage Trust, 2017-C4, A4	3.471%	10/12/50	490,000	480,350

See Notes to Financial Statements.

22	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Cold Storage Trust, 2017-ICE3, B (1 mo. LIBOR + 1.250%)	3.323%	4/15/36	200,000	$200,876	(a)(e)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. LIBOR + 5.620%)	7.693%	7/15/32	800,000	798,010	(a)(e)
CSAIL Commercial Mortgage Trust, 2015-C2, C	4.348%	6/15/57	536,000	500,768	(e)
CSMC Trust, 2016-BDWN, A (1 mo. LIBOR + 2.900%)	4.973%	2/15/29	470,000	472,086	(a)(e)
CSMC Trust, 2018-J1, A2	3.500%	2/25/48	2,050,000	2,000,191	(b)(e)
DBUBS Mortgage Trust, 2017-BRBK, A	3.452%	10/10/34	530,000	522,500	(a)
Federal National Mortgage Association (FNMA) ACES, 2017-M15, ATS2	3.196%	11/25/27	40,000	38,883
Federal National Mortgage Association (FNMA) REMICS, 2006-115, EI, IO (-1.000 x 1 mo. LIBOR + 6.640%)	4.549%	12/25/36	2,909,963	472,374	(e)
Federal National Mortgage Association (FNMA) REMICS, 2015-55, IO	1.238%	8/25/55	673,613	33,333	(e)
Federal National Mortgage Association (FNMA) REMICS, 2016-60, QS, IO (-1.000 x 1 mo. LIBOR + 6.100%)	4.009%	9/25/46	993,141	135,730	(e)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.492%	2/15/38	75,231	4,806	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.541%	10/25/29	460,000	503,415	(e)
Federal Home Loan Mortgage Corp. (FHLMC)-STACR, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	6.691%	12/25/42	670,000	705,722	(e)
Federal Home Loan Mortgage Corp (FHLMC) REMICS, 3281, AI, IO (-1.000 x 1 mo. LIBOR + 6.430%)	4.357%	2/15/37	3,320,854	495,799	(e)
Federal Home Loan Mortgage Corp (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1, M2 (1 mo. USD LIBOR + 2.900%)	4.991%	7/25/28	1,207,812	1,239,190	(e)
Flagstar Mortgage Trust, 2018-2, A4	3.500%	4/25/48	540,078	533,324	(a)(e)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	3,570,000	1,193,130	(e)
Government National Mortgage Association, 2012-34, SA, IO (-1.000 x 1 mo. LIBOR + 6.050%)	3.966%	3/20/42	872,837	121,284	(e)
Government National Mortgage Association, 2012-43, SN, IO (-1.000 x 1 mo. LIBOR + 6.600%)	4.515%	4/16/42	497,006	100,025	(e)
Government National Mortgage Association, 2013-101, IO	0.638%	10/16/54	6,564,011	195,256	(e)
Government National Mortgage Association, 2014-186, IO	0.756%	8/16/54	2,668,883	122,691	(e)
Government National Mortgage Association, 2016-135, SB (-1.000 x 1 mo. LIBOR + 6.100%)	4.015%	10/16/46	433,707	78,730	(e)
Government National Mortgage Association, 2016-84, IG, IO	4.500%	11/16/45	2,460,634	515,568
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	332,920	65,091
GS Mortgage Securities Trust, 2015-GC30, D	3.384%	5/10/50	300,000	243,103
GS Mortgage Securities Trust, 2017-GS8, A4	3.469%	11/10/50	610,000	599,754

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (i) — continued
GS Mortgage Securities Trust, 2018-SRP5, A (1 mo. LIBOR + 1.300%)	3.281%	9/15/31	530,000		$531,363	(a)(e)
GS Mortgage Securities Trust, 2018-SRP5, B (1 mo. LIBOR + 2.500%)	4.481%	9/15/31	530,000		531,361	(a)(e)
Homestar Mortgage Acceptance Corp., 2004-5, M2 (1 mo. USD LIBOR + 1.005%)	3.096%	10/25/34	728,414		730,875	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7, D (1 mo. LIBOR + 3.750%)	5.823%	5/15/28	200,000		199,490	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2, A4	2.822%	8/15/49	200,000		188,252
JPMorgan Mortgage Trust, 2018-3, A1	3.500%	9/25/48	1,077,036		1,067,007	(a)(e)
JP Morgan Mortgage Trust, 2018-4, A1	3.500%	10/25/48	414,458		410,846	(a)(e)
JPMorgan Mortgage Trust, 2018-5, A1	3.500%	10/25/48	1,382,559		1,357,354	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	1,210,000		206,581	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C22, D	4.382%	4/15/48	720,000		617,070	(a)(e)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	10,268		10,266
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.376%	12/12/49	220,026		169,336	(e)
Morgan Stanley Capital I Trust, 2017-ASHF, A (1 mo. LIBOR + 0.850%)	2.923%	11/15/34	720,000		723,640	(a)(e)
Morgan Stanley Resecuritization Trust, 2015-R3, 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	2.234%	4/26/47	396,591		384,977	(a)(e)
Morgan Stanley Resecuritization Trust, 2015-R3, 7A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	2.234%	4/26/47	730,000		670,454	(a)(e)
Morgan Stanley Resecuritization Trust, 2015-R3, 9A1 (1 mo. USD LIBOR + 0.260%)	2.480%	4/26/47	264,610		264,418	(a)(e)
New Residential Mortgage Loan Trust, 2016-4A, A1	3.750%	11/25/56	1,055,671		1,059,201	(a)(e)
Nomura Resecuritization Trust, 2015-5R, 4A1 (1 mo. USD LIBOR + 0.140%)	1.770%	7/26/37	318,276		320,151	(a)(e)
Towd Point Mortgage Funding Trust, 2016-Vantage1 PLC	1.823%	2/20/54	713,895	GBP	949,089
UBS Commercial Mortgage Trust, 2017-C3, AS	3.739%	8/15/50	200,000		197,438	(e)
Waterfall Commercial Mortgage Trust, 2015-SBC5, A	4.104%	9/14/22	137,837		134,542	(a)(e)
Wells Fargo Commercial Mortgage Trust, 2017-RB1, XA	1.440%	3/15/50	2,210,618		192,452	(e)
Total Collateralized Mortgage Obligations (Cost — $30,444,702)					28,711,203
Sovereign Bonds — 6.8%
Argentina — 0.7%
Argentine Bonos del Tesoro, Bonds	21.200%	9/19/18	160,000	ARS	5,315
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	9,410,000	ARS	281,403

See Notes to Financial Statements.

24	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — continued
Argentine POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	40.000%	6/21/20	750,000	ARS	$26,853	(e)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	350,000		327,950
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	460,000		426,075
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	410,000		308,939
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	160,000		146,658	(a)
Total Argentina					1,523,193
Brazil — 1.1%
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/21	2,228,000	BRL	583,404
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/23	5,048,000	BRL	1,272,853
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/27	276,000	BRL	65,193
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	510,000		404,945
Total Brazil					2,326,395
China — 0.6%
China Government Bond, Senior Notes	3.390%	5/21/25	1,500,000	CNH	218,199	(j)
China Government Bond, Senior Notes	3.310%	11/30/25	7,500,000	CNH	1,082,659	(j)
Total China					1,300,858
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		255,600
Ecuador — 0.1%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	200,000		168,290	(a)
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	200,000		190,000	(a)
Indonesia — 0.4%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	390,000		386,725	(j)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	260,000		240,754
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	300,000		269,328
Total Indonesia					896,807
Kenya — 0.1%
Republic of Kenya, Senior Notes	6.875%	6/24/24	200,000		197,984	(j)
Kuwait — 0.3%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	670,000		653,464	(a)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — 1.8%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	230,000		$211,830
United Mexican States, Bonds	8.000%	11/7/47	14,960,000	MXN	780,635
United Mexican States, Senior Bonds	10.000%	12/5/24	2,000,000	MXN	113,188
United Mexican States, Senior Notes	7.750%	11/13/42	55,940,000	MXN	2,840,679
Total Mexico					3,946,332
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		186,573	(a)
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	20,000		25,050
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		139,650
Total Peru					164,700
Poland — 0.2%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	320,000		325,477
Russia — 1.0%
Russian Federal Bond, Bonds	7.000%	1/25/23	12,270,000	RUB	192,874
Russian Federal Bond, Bonds	7.000%	8/16/23	53,550,000	RUB	843,084
Russian Federal Bond, Bonds	8.150%	2/3/27	7,520,000	RUB	124,381
Russian Federal Bond, Bonds	7.050%	1/19/28	67,452,000	RUB	1,039,095
Total Russia					2,199,434
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	260,000		249,438	(a)
Total Sovereign Bonds (Cost — $16,128,362)					14,584,545
Senior Loans — 4.9%
Consumer Discretionary — 2.3%
Auto Components — 0.0%
American Axle & Manufacturing Inc., Tranche B Term Loan (1 mo. LIBOR + 2.250%)	4.350%	4/6/24	48,927		48,817	(e)(k)(l)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower, LLC, First Lien Term Loan B1 (1 mo. LIBOR + 2.750%)	4.844%	5/2/22	256,333		255,512	(e)(k)(l)
Hotels, Restaurants & Leisure — 1.1%
1011778 BC Unlimited Liability Company, Term Loan B3 (1 mo. LIBOR + 2.250%)	4.344%	2/16/24	257,835		256,746	(e)(k)(l)

See Notes to Financial Statements.

26	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Aramark Services Inc., Term Loan B3 (3 mo. LIBOR + 1.750%)	4.084%	3/11/25	119,700	$119,775	(e)(k)(l)(m)
Aristocrat Technologies Inc., Term Loan B2 (3 mo. LIBOR + 2.000%)	4.359%	10/19/24	39,900	39,825	(e)(k)(l)(m)
Aristocrat Technologies Inc., Term Loan B3 (1 mo. LIBOR + 1.750%)	4.105%	10/19/24	72,990	72,638	(e)(k)(l)(m)
Boyd Gaming Corp., Refinancing Term Loan B (1 week LIBOR + 2.500%)	4.488%	9/15/23	156,982	157,641	(e)(k)(l)
Caesars Resort Collection LLC, Term Loan B (1 mo. LIBOR + 2.750%)	4.844%	12/22/24	562,948	562,646	(e)(k)(l)
Golden Nugget Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.796-4.8435%	10/4/23	258,482	259,027	(e)(k)(l)(m)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 1.750%)	3.841%	10/25/23	255,575	255,722	(e)(k)(l)(m)
Scientific Games International, Inc., 2018 Term Loan B5 (3 mo. LIBOR + 2.750%)	4.921%	8/14/24	255,280	254,609	(e)(k)(l)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. LIBOR + 1.750%)	3.726%	5/30/25	330,000	330,241	(e)(k)(l)
Total Hotels, Restaurants & Leisure				2,308,870
Media — 0.8%
Charter Communications Operating, LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.100%	4/30/25	260,454	260,513	(e)(k)(l)
Lions Gate Capital Holdings LLC, Term Loan B (1mo. LIBOR + 2.250%)	4.341%	3/24/25	67,617	67,447	(e)(k)(l)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. LIBOR + 3.000%)	5.348%	1/31/26	182,880	180,251	(e)(k)(l)
Sinclair Television Group Inc., 2017 Term Loan B	—	12/12/24	200,000	199,949	(m)
Univision Communications Inc., 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.844%	3/15/24	450,496	436,177	(e)(k)(l)
UPC Financing Partnership, Term Loan AR (1 mo. LIBOR + 2.500%)	4.573%	1/15/26	180,000	178,267	(e)(k)(l)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. LIBOR + 2.500%)	4.573%	4/15/25	330,000	327,010	(e)(k)(l)
Total Media				1,649,614
Specialty Retail — 0.3%
Academy Ltd., Term Loan (3 mo. LIBOR + 4.000%)	5.982-6.001%	7/1/22	287,299	240,254	(e)(k)(l)
CWGS Group LLC, 2016 Term Loan (1 mo. LIBOR + 2.750%)	4.775-4.844%	11/8/23	216,700	214,906	(e)(k)(l)
Michaels Stores Inc., 2018 Term Loan B (1 mo. LIBOR + 2.500%)	4.557-4.594%	1/30/23	257,943	256,266	(e)(k)(l)(m)
Total Specialty Retail				711,426
Total Consumer Discretionary				4,974,239

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 0.3%
Food & Staples Retailing — 0.2%
Albertson’s LLC, Replacement 2017-1 Term Loan B4 (1 mo. LIBOR + 2.750%)	4.844%	8/25/21	302,040	$299,326	(e)(k)(l)
Food Products — 0.1%
Post Holdings Inc., Series A Incremental Term Loan (1 mo. LIBOR + 2.000%)	4.100%	5/24/24	263,132	262,570	(e)(k)(l)
Total Consumer Staples				561,896
Financials — 0.1%
Capital Markets — 0.1%
RPI Finance Trust, Term Loan B6 (3 mo. LIBOR + 2.000%)	4.334%	3/27/23	258,882	259,066	(e)(k)(l)
Health Care — 0.5%
Health Care Providers & Services — 0.3%
Jaguar Holding Company II, 2018 Term Loan (1 mo. LIBOR + 2.500%)	4.594%	8/18/22	256,139	254,911	(e)(k)(l)
MPH Acquisition Holdings LLC, Term Loan (3 mo. LIBOR + 2.750%)	5.084%	6/7/23	255,403	254,426	(e)(k)(l)
Total Health Care Providers & Services				509,337
Health Care Technology — 0.1%
Change Healthcare Holdings LLC, Term Loan (1 mo. LIBOR + 2.750%)	4.844%	3/1/24	291,535	290,933	(e)(k)(l)
Life Sciences Tools & Services — 0.0%
Parexel International Corp., Term Loan (1 mo. LIBOR + 2.750%)	4.844%	9/27/24	59,599	59,351	(e)(k)(l)
Pharmaceuticals — 0.1%
Catalent Pharma Solutions Inc., USD Term Loan (1 mo. LIBOR + 2.250%)	4.344%	5/20/24	106,730	106,756	(e)(k)(l)
Valeant Pharmaceuticals International, Inc., Term Loan B (1 mo. LIBOR + 3.000%)	4.982%	6/2/25	149,748	149,449	(e)(k)(l)(m)
Total Pharmaceuticals				256,205
Total Health Care				1,115,826
Industrials — 0.5%
Air Freight & Logistics — 0.2%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.088%	1/15/25	261,063	258,334	(e)(k)(l)
XPO Logistics Inc., 2018 Term Loan B (3 mo. LIBOR + 2.000%)	4.091%	2/24/25	258,968	257,495	(e)(k)(l)(m)
Total Air Freight & Logistics				515,829
Building Products — 0.1%
Quikrete Holdings Inc., First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.844%	11/15/23	98,667	98,393	(e)(k)(l)(m)

See Notes to Financial Statements.

28	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Professional Services — 0.1%
Trans Union LLC, 2017 Term Loan B3 (1 mo. LIBOR + 2.000%)	4.094%	4/7/23	254,848	$254,466	(e)(k)(l)
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., Term Loan (1 mo. LIBOR + 2.250%)	4.280%	1/2/25	250,372	249,473	(e)(k)(l)
Total Industrials				1,118,161
Information Technology — 0.4%
IT Services — 0.1%
First Data Corp., 2024 USD Term Loan A (1 mo. LIBOR + 2.000%)	4.091%	4/26/24	255,876	254,661	(e)(k)(l)
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 2017 First Lien Term Loan (1 mo. LIBOR + 2.000%)	3.844%	3/31/23	101,633	101,703	(e)(k)(l)(m)
Software — 0.2%
Dell International LLC, 2017 First Lien Term Loan (1 mo. LIBOR + 2.000%)	4.100%	9/7/23	318,824	317,785	(e)(k)(l)
Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., 2017 Term Loan B3 (3 mo. LIBOR + 2.000%)	3.844%	5/1/23	82,873	82,968	(e)(k)(l)(m)
Total Information Technology				757,117
Materials — 0.3%
Construction Materials — 0.1%
American Builders & Contractors Supply Co. Inc., 2017 Term Loan B2 (1 mo. LIBOR + 2.000%)	4.094%	10/31/23	256,847	255,213	(e)(k)(l)
Containers & Packaging — 0.2%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	4.046-4.094%	10/1/22	261,043	261,043	(e)(k)(l)
Reynolds Group Holdings Inc., USD Term Loan (1 mo. LIBOR + 2.750%)	4.844%	2/5/23	232,871	232,838	(e)(k)(l)
Total Containers & Packaging				493,881
Total Materials				749,094
Real Estate — 0.2%
Equity Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating Partnership LP, Term B Loan (1 mo. LIBOR + 2.000%)	4.094%	4/25/23	257,574	257,628	(e)(k)(l)(m)
VICI Properties 1 LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.084%	12/20/24	124,546	123,949	(e)(k)(l)
Total Equity Real Estate Investment Trusts (REITs)				381,577

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate Management & Development — 0.0%
CityCenter Holdings LLC, Term Loan (1 mo. LIBOR + 2.500%)	4.344%	4/18/24	26,797	$26,699	(e)(k)(l)(m)
Total Real Estate				408,276
Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.2%
CenturyLink Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.844%	1/31/25	104,126	102,155	(e)(k)(l)
Level 3 Financing Inc., Tranche B (1 mo. LIBOR + 2.250%)	4.334%	2/22/24	260,000	259,716	(e)(k)(l)
Total Diversified Telecommunication Services				361,871
Wireless Telecommunication Services — 0.1%
CSC Holdings LLC, 2017 Term Loan (1 mo. LIBOR + 2.250%)	4.323%	7/17/25	272,868	271,229	(e)(k)(l)
Sprint Communications, Inc., First Lien Term Loan B (1 mo. LIBOR + 2.500%)	4.625%	2/2/24	5,955	5,930	(e)(k)(l)
Total Wireless Telecommunication Services				277,159
Total Telecommunication Services				639,030
Total Senior Loans (Cost — $10,705,382)				10,582,705

			Face Amount†/Units
Asset-Backed Securities — 2.4%
Community Funding CLO, 2015-1A A	5.750%	11/1/27	250,000	251,875	(a)
Conseco Finance Corp., 1997-7, M1	7.030%	7/15/28	247,964	246,986	(e)
Hertz Vehicle Financing II LP, 2018-1A, A	3.290%	2/25/24	500,000	491,374	(a)
Nelnet Student Loan Trust, 2008-3 A4 (3 mo. USD LIBOR + 1.650%)	3.980%	11/25/24	171,057	173,753	(e)
SBA Small Business Investment Cos, 2018-10A, 1	3.187%	3/10/28	210,000	209,458
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	2.631%	6/15/39	1,185,083	1,162,564	(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	1,546,969	(a)
Sofi Consumer Loan Program LLC, 2017-1, A	3.280%	1/26/26	339,877	340,399	(a)
United States Small Business Administration, 2017-20D, 1	2.840%	4/1/37	67,196	64,473
United States Small Business Administration, 2017-20G, 1	2.980%	7/1/37	58,565	57,602
Upstart Securitization Trust, 2017-2, A	2.508%	3/20/25	736,494	736,031	(a)
Total Asset-Backed Securities (Cost — $5,138,868)				5,281,484

See Notes to Financial Statements.

30	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security			Shares	Value
Common Stocks — 0.6%
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.3%
Bossier Casino Venture Holdco Inc.			22,038	$514,807	*(b)(c)
Media — 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			1	66,949	*(b)(c)
Total Consumer Discretionary				581,756
Energy — 0.3%
Energy Equipment & Services — 0.3%
KCAD Holdings I Ltd.			108,106,087	547,017	*(b)(c)
Oil, Gas & Consumable Fuels — 0.0%
MWO Holdings LLC			146	0	*(b)(c)(n)
Total Energy				547,017
Industrials — 0.0%
Marine — 0.0%
Tricer HoldCo, S.C.A.			17,686	73,928	*(b)(c)
Road & Rail — 0.0%
Jack Cooper Enterprises Inc.			965	0	*(b)(c)(n)
Total Industrials				73,928
Total Common Stocks (Cost — $1,234,959)				1,202,701

	Rate	Maturity Date	Face Amount†
U.S. Treasury Inflation Protected Securities — 0.4%
U.S. Treasury Bonds, Inflation Indexed (Cost — $836,184)	0.750%	2/15/45	936,293	909,621

			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Banks — 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	8.128%		9,199	241,934	(e)
Diversified Financial Services — 0.3%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.729%		19,800	536,580	(e)
Total Financials				778,514
Industrials — 0.0%
Marine — 0.0%
Tricer Tracking Preferred Equity Certificates	8.000%		8,488,909	84,889	(b)(c)
Total Preferred Stocks (Cost — $1,343,793)				863,403

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Security		Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.1%
Eurodollar 1-Year Mid Curve Futures, Call @ $97.13		12/14/18	53	132,500	$18,550
Eurodollar 1-Year Mid Curve Futures, Call @ $97.38		12/14/18	53	132,500	9,606
U.S. Treasury 5-Year Notes Futures, Put @ $110.00		8/24/18	179	179,000	2,797
U.S. Treasury 5-Year Notes Futures, Call @ $113.50		8/24/18	27	27,000	13,078
U.S. Treasury 5-Year Notes Futures, Call @ $114.00		8/24/18	27	27,000	7,383
U.S. Treasury 5-Year Notes Futures, Call @ $114.00		7/27/18	33	33,000	4,898
U.S. Treasury 10-Year Notes Futures, Call @ $120.25		7/27/18	38	38,000	16,031
U.S. Treasury 10-Year Notes Futures, Put @ $120.00		7/27/18	26	26,000	9,344
U.S. Treasury 10-Year Notes Futures, Call @ $120.50		7/27/18	39	39,000	12,797
U.S. Treasury 10-Year Notes Futures, Call @ $120.75		7/27/18	14	14,000	3,500
U.S. Treasury Long-Term Bonds Futures, Call @ $120.25		7/27/18	7	7,000	8,859
U.S. Treasury Long-Term Bonds Futures, Call @ $145.50		7/27/18	14	14,000	10,938
U.S. Treasury Long-Term Bonds Futures, Put @ $145.00		7/27/18	7	7,000	7,000
U.S. Treasury Long-Term Bonds Futures, Call @ $145.00		7/27/18	13	13,000	13,000
Total Exchange-Traded Purchased Options					137,781

	Counterparty
OTC Purchased Options — 0.1%
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.30 Index, Call @ $62.50	Bank of America N.A	8/15/18	4,260,000	4,260,000	1,870
U.S. Dollar/Brazilian Real, Call @ 3.80 BRL	Citibank N.A	9/6/18	1,060,000	1,060,000	16,311
U.S. Dollar/Canadian Dollar, Put @ 1.31 CAD	Citibank N.A	8/15/18	2,850,000	2,850,000	40,749
U.S. Dollar/Euro, Call @ $1.17	Citibank N.A	8/15/18	2,800,000	2,800,000	34,366
U.S. Dollar/Euro, Call @ $1.21	Citibank N.A	7/25/18	2,390,000	2,390,000	88,252
U.S. Dollar/Mexican Peso, Call @ 19.36 MXN	Citibank N.A	8/16/18	3,140,000	3,140,000	29,326
Total OTC Purchased Options					210,874
Total Purchased Options (Cost — $281,557)					348,655
Total Investments before Short-Term Investments (Cost — $226,036,689)					219,797,415

See Notes to Financial Statements.

32	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Short-Term Investments — 12.1%
U.S. Government & Agency Obligations — 1.7%
U.S. Treasury Bills	2.024%	11/15/18	2,810,000	$2,788,796	(o)
Federal Home Loan Bank (FHLB), Discount Notes	1.876%	8/17/18	260,000	259,365	(o)
Federal Home Loan Bank (FHLB), Discount Notes	1.890%	8/27/18	620,000	618,158	(o)
Total U.S. Government & Agency Obligations (Cost — $3,665,717)				3,666,319
Commercial Paper — 5.5%
BPCE SA	2.406%	10/1/18	1,960,000	1,948,163	(o)(p)
Bank of Montreal	2.206%	8/9/18	1,080,000	1,077,421	(o)
BNP Paribas Fortis	2.124%	8/3/18	900,000	898,239	(o)
JPMorgan Securities LLC	2.409%	9/27/18	740,000	735,717	(o)
Landesbank Hessen-Thuringen	2.114%	8/13/18	880,000	877,784	(o)(p)
Mitsubishi UFJ Trust & Banking NY	1.783%	10/10/18	1,340,000	1,331,075	(o)(p)
MUFG BANK Ltd.	2.192%	7/24/18	1,140,000	1,138,375	(o)
Natixis NY	2.114%	8/2/18	1,380,000	1,377,392	(o)
Natixis NY	2.216%	8/31/18	550,000	547,957	(o)
Standard Chartered Bank	2.420%	10/3/18	720,000	715,532	(o)(p)
Toronto Dominion Bank	2.153%	7/25/18	1,230,000	1,228,206	(o)(p)
Total Commercial Paper (Cost — $11,875,775)				11,875,861

			Shares
Money Market Funds — 4.9%
Western Asset Government Cash Management Portfolio LLC (Cost — $10,558,584)	1.830%		10,558,584	10,558,584	(q)
Total Short-Term Investments (Cost — $26,100,076)				26,100,764
Total Investments — 114.2% (Cost — $252,136,765)				245,898,179
Liabilities in Excess of Other Assets — (14.2)%				(30,518,336)
Total Net Assets — 100.0%				$215,379,843

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	The maturity principal is currently in default as of June 30, 2018.

(h)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2018, the Portfolio held TBA securities with a total cost of $29,834,455.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of June 30, 2018. The interest rate for fully unfunded term loans is to be determined.

(n)	Value is less than $1.

(o)	Rate shown represents yield-to-maturity.

(p)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(q)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2018, the total market value of investments in Affiliated Companies was $10,558,584 and the cost was $10,558,584 (Note 8).

Abbreviations used in this schedule:
ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
GBP	— British Pound
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

34	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Short Sales — (0.0)%
Mortgage-Backed Securities — (0.0)%
Federal National Mortgage Association (FNMA) (Cost — $(98,891))	3.000%	7/1/33	(100,000)	$(99,421	) (a)
Total Short Sales (Proceeds — $(98,891))				$(99,421)

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Percentages indicated are based on net assets.

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Euro Bund Futures, Call	7/27/18	163.50	EUR	20	2,000,000	$7,941
Euro Bund Futures, Call	7/27/18	162.50	EUR	10	1,000,000	8,525
Euro Bund Futures, Put	7/27/18	159.50	EUR	20	2,000,000	1,168
Eurodollar 1-Year Mid Curve Futures, Call	12/14/18	$97.50		106	265,000	13,912
Eurodollar 2-Year Mid Curve Futures, Call	12/14/18	97.37		53	132,500	11,262
U.S. Treasury 5-Year Notes Futures, Call	8/24/18	115.25		54	54,000	3,375
U.S. Treasury 5-Year Notes Futures, Call	8/24/18	114.75		40	40,000	4,375
U.S. Treasury 5-Year Notes Futures, Call	8/24/18	114.25		13	13,000	2,641
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	122.00		54	54,000	3,375
U.S. Treasury 10-Year Notes Futures, Call	7/27/18	121.00		40	40,000	7,500
U.S. Treasury 10-Year Notes Futures, Call	8/24/18	121.50		68	68,000	17,000
U.S. Treasury 10-Year Notes Futures, Call	8/24/18	121.00		57	57,000	21,375
U.S. Treasury 10-Year Notes Futures, Call	8/24/18	122.00		40	40,000	6,875
U.S. Treasury 10-Year Notes Futures, Call	8/24/18	120.50		21	21,000	11,484
U.S. Treasury 10-Year Notes Futures, Put	7/27/18	113.00		14	14,000	0	*
U.S. Treasury 10-Year Notes Futures, Put	8/24/18	117.50		14	14,000	875
U.S. Treasury Long-Term Bonds Futures, Call	7/27/18	147.00		34	34,000	11,156
U.S. Treasury Long-Term Bonds Futures, Call	7/27/18	146.00		16	16,000	9,500
U.S. Treasury Long-Term Bonds Futures, Put	7/27/18	139.00		20	20,000	625
Total Exchange-Traded Written Options (Premiums received — $153,513)						$142,964

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Schedule of Written Options (cont’d)
OTC Written Options
	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†		Value
U.S. Dollar/Euro, Put	Citibank N.A.	7/25/18	$1.25		2,390,000	2,390,000		$0	*
U.S. Dollar/Mexican Peso, Call	Bank of America N.A.	7/5/18	21.70	MXN	530,000	530,000		26
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.30 Index, Put	Bank of America N.A.	8/15/18	$80.00		4,260,000	4,260,000	‡	3,578
U.S. Dollar/Brazilian Real, Put	Citibank N.A.	9/6/18	3.69	BRL	2,120,000	2,120,000		14,743
U.S. Dollar/Euro, Call	Barclays Capital Inc.	8/27/18	$1.15		2,800,000	28,000,000		15,728
U.S. Dollar/South Korean Won, Put	Citibank N.A.	9/20/20	1,084.00	KRW	2,098,421	2,098,421		13,759
Total OTC Written Options (Premiums received — $82,767)								$47,834
Total Written Options (Premiums received — $236,280)								$190,798

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

*	Value is less than $1.

Abbreviations used in this schedule:
BRL	— Brazilian Real
EUR	— Euro
KRW	— Korean Won
MXN	— Mexican Peso

At June 30, 2018, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	371	12/19	$90,101,980	$89,999,962	$(102,018)
90-Day Eurodollar	128	6/20	31,159,505	31,046,400	(113,105)
90-Day Eurodollar	16	3/21	3,897,429	3,881,200	(16,229)
Euro	2	9/18	295,835	293,413	(2,422)
Euro-BTP	20	9/18	2,965,586	2,971,817	6,231
Mexican Peso	27	9/18	642,962	671,085	28,123
U.S. Treasury 10-Year Notes	417	9/18	50,020,377	50,118,188	97,811
U.S. Treasury 2-Year Notes	25	9/18	5,285,592	5,295,703	10,111
U.S. Treasury 5-Year Notes	259	9/18	29,354,506	29,426,852	72,346
U.S. Treasury Ultra Long-Term Bonds	59	9/18	9,151,414	9,414,188	262,774
					243,622

See Notes to Financial Statements.

36	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	14	9/18	$3,443,254	$3,414,075	$29,179
90-Day Eurodollar	52	12/18	12,735,844	12,656,800	79,044
90-Day Eurodollar	33	3/19	8,064,332	8,022,300	42,032
Euro-Bund	142	9/18	26,829,235	26,955,276	(126,041)
Japanese 10-Year Bonds	5	9/18	6,805,275	6,812,085	(6,810)
U.S. Treasury Long-Term Bonds	126	9/18	18,127,162	18,270,000	(142,838)
U.S. Treasury Ultra 10-Year Notes	112	9/18	14,114,149	14,362,251	(248,102)
					(373,536)
Net unrealized depreciation on open futures contracts					$(129,914)

At June 30, 2018, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	117,519	MXN	2,335,700	Bank of America N.A.	7/9/18	$102
MXN	2,335,700	USD	117,556	Barclays Bank PLC	7/9/18	(139)
CAD	8,070,820	USD	6,421,313	Barclays Bank PLC	7/19/18	(279,959)
EUR	791,184	USD	983,058	Barclays Bank PLC	7/19/18	(57,746)
IDR	20,039,910,000	USD	1,443,382	Barclays Bank PLC	7/19/18	(48,710)
RUB	2,100,000	USD	33,562	Barclays Bank PLC	7/19/18	(195)
RUB	22,843,000	USD	364,883	Barclays Bank PLC	7/19/18	(1,930)
USD	2,769,037	CNY	17,564,000	Barclays Bank PLC	7/19/18	119,101
USD	94,025	EUR	80,000	Barclays Bank PLC	7/19/18	463
USD	3,749,805	GBP	2,624,304	Barclays Bank PLC	7/19/18	283,166
USD	2,725	MXN	50,000	Barclays Bank PLC	7/19/18	215
USD	102,202	MXN	2,000,000	Barclays Bank PLC	7/19/18	1,823
USD	534,384	MXN	9,760,109	Barclays Bank PLC	7/19/18	44,527
BRL	1,920,000	USD	523,207	Citibank N.A.	7/19/18	(29,026)
BRL	6,604,400	USD	1,932,863	Citibank N.A.	7/19/18	(232,984)
EUR	890,000	JPY	112,999,117	Citibank N.A.	7/19/18	18,860
EUR	58,003	USD	50,000	Citibank N.A.	7/19/18	(473)
EUR	180,000	USD	210,030	Citibank N.A.	7/19/18	485
EUR	200,000	USD	236,952	Citibank N.A.	7/19/18	(3,046)
EUR	280,000	USD	330,693	Citibank N.A.	7/19/18	(3,225)
EUR	1,556,068	USD	1,842,484	Citibank N.A.	7/19/18	(22,619)
EUR	2,152,972	USD	2,519,388	Citibank N.A.	7/19/18	(1,428)
JPY	231,359,560	EUR	1,780,000	Citibank N.A.	7/19/18	10,770
JPY	180,100,000	USD	1,657,366	Citibank N.A.	7/19/18	(28,453)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	10,090,000	USD	529,895	Citibank N.A.	7/19/18	$(23,481)
MXN	46,032,826	USD	2,483,053	Citibank N.A.	7/19/18	(172,679)
RUB	3,490,000	USD	55,711	Citibank N.A.	7/19/18	(258)
RUB	3,623,431	USD	58,452	Citibank N.A.	7/19/18	(879)
RUB	28,930,000	USD	466,909	Citibank N.A.	7/19/18	(7,240)
USD	1,059,704	AUD	1,409,682	Citibank N.A.	7/19/18	16,405
USD	1,132,345	AUD	1,460,000	Citibank N.A.	7/19/18	51,806
USD	2,583,510	CNH	16,350,000	Citibank N.A.	7/19/18	120,482
USD	47,347	EUR	40,000	Citibank N.A.	7/19/18	565
USD	52,515	EUR	45,000	Citibank N.A.	7/19/18	(114)
USD	81,415	EUR	70,000	Citibank N.A.	7/19/18	(452)
USD	92,753	EUR	80,000	Citibank N.A.	7/19/18	(809)
USD	93,657	EUR	80,000	Citibank N.A.	7/19/18	95
USD	116,410	EUR	100,000	Citibank N.A.	7/19/18	(543)
USD	117,101	EUR	100,000	Citibank N.A.	7/19/18	148
USD	118,329	EUR	100,000	Citibank N.A.	7/19/18	1,376
USD	118,628	EUR	100,000	Citibank N.A.	7/19/18	1,675
USD	175,794	EUR	150,000	Citibank N.A.	7/19/18	365
USD	280,757	EUR	240,000	Citibank N.A.	7/19/18	70
USD	2,048,776	EUR	1,705,566	Citibank N.A.	7/19/18	54,070
USD	2,123,873	EUR	1,743,902	Citibank N.A.	7/19/18	84,330
USD	2,382,855	JPY	254,449,608	Citibank N.A.	7/19/18	81,488
USD	5,433	MXN	100,000	Citibank N.A.	7/19/18	414
USD	10,610	MXN	200,000	Citibank N.A.	7/19/18	572
ZAR	6,640,000	USD	524,773	Citibank N.A.	7/19/18	(41,978)
USD	75,759	MXN	1,500,000	Goldman Sachs Group Inc.	7/19/18	474
CNH	6,705,802	USD	1,051,970	JPMorgan Chase & Co.	7/19/18	(41,782)
INR	103,040,000	USD	1,569,775	JPMorgan Chase & Co.	7/19/18	(69,473)
MXN	13,769,531	USD	728,431	JPMorgan Chase & Co.	7/19/18	(37,342)
USD	1,075,785	EUR	870,978	JPMorgan Chase & Co.	7/19/18	57,152
USD	156,814	MXN	3,000,000	JPMorgan Chase & Co.	7/19/18	6,244
USD	1,936,473	PHP	101,355,000	JPMorgan Chase & Co.	7/19/18	39,057
USD	44,448	TWD	1,357,000	JPMorgan Chase & Co.	7/19/18	(159)
USD	149,953	TWD	4,580,000	JPMorgan Chase & Co.	8/2/18	(599)
USD	66,150	TWD	2,010,000	Citibank N.A.	8/3/18	73
CAD	1,080,000	USD	841,177	Citibank N.A.	8/16/18	(18,974)
EUR	700,000	USD	835,261	Citibank N.A.	8/17/18	(14,767)
USD	1,048,713	MXN	20,960,000	Citibank N.A.	8/20/18	2,150
EUR	606,200	USD	711,900	Barclays Bank PLC	8/29/18	(694)

See Notes to Financial Statements.

38	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	711,624	EUR	606,200	Barclays Bank PLC	8/29/18	$418
ARS	910,000	USD	41,121	Citibank N.A.	10/3/18	(12,510)
ARS	910,000	USD	41,139	Citibank N.A.	10/3/18	(12,528)
ARS	1,330,000	USD	60,099	Citibank N.A.	10/3/18	(18,283)
ARS	2,790,000	USD	126,130	Citibank N.A.	10/3/18	(38,411)
ARS	910,000	USD	41,149	JPMorgan Chase & Co.	10/3/18	(12,538)
USD	248,433	TWD	7,560,000	Citibank N.A.	8/3/19	(96)
Total						$(237,581)

Abbreviations used in this table:
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At June 30, 2018, the Portfolio had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
130,770,000	MXN	4/5/21	28-Day MXN TIIE — Banxico every 28 days	7.350% every 28 days	$(1,484)	$(106,483)
146,200,000	MXN	4/6/22	28-Day MXN TIIE — Banxico every 28 days	7.330% every 28 days	(3,339)	(138,214)
5,265,000		5/31/22	3-Month LIBOR quarterly	2.250% semi-annually	8,505	(133,083)
13,800,000		8/31/22	3-Month LIBOR quarterly	2.850% semi-annually	(3,720)	(15,922)
21,353,000		9/19/23	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.364% quarterly	—	11,992
2,324,000		11/15/43	2.950% semi-annually	3-Month LIBOR quarterly	(15,095)	33,779
514,300	EUR	8/23/47	1.498% annually	6-Month EURIBOR-Reuters semi-annually	886	(6,140)
Total					$(14,247)	$(354,071)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Core Plus VIT Portfolio

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.30 Index	$17,930,000	6/20/23	1.000% quarterly	$265,256	$303,508	$(38,252)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Market CDX.NA.HY.29 Index	$1,880,000	12/20/22	5.000% quarterly	$(115,419)	$(117,392)	$1,973
Market CDX.NA.HY.30 Index	2,710,000	6/20/23	5.000% quarterly	(155,700)	(183,115)	27,415
Total	$4,590,000			$(271,119)	$(300,507)	$29,388

[1]

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:
EUR	— Euro
MXN	— Mexican Peso

See Notes to Financial Statements.

40	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2018

Assets:
Investments in unaffiliated securities, at value (Cost — $241,578,181)	$235,339,595
Investments in affiliated securities, at value (Cost — $10,558,584)	10,558,584
Foreign currency, at value (Cost — $1,809,203)	1,752,614
Receivable for securities sold	25,323,860
Interest receivable	1,449,091
Unrealized appreciation on forward foreign currency contracts	998,941
Deposits with brokers for centrally cleared swap contracts	613,778
Deposits with brokers for open futures contracts and exchange traded options	549,208
Receivable for Portfolio shares sold	51,215
Receivable from broker — variation margin on centrally cleared swap contracts	6,629
Prepaid expenses	1,557
Total Assets	276,645,072

Liabilities:
Payable for securities purchased	57,515,185
Due to custodian	1,896,214
Unrealized depreciation on forward foreign currency contracts	1,236,522
Written options, at value (premiums received — $236,280)	190,798
Payable for Portfolio shares repurchased	132,300
Investments sold short, at value (proceeds received — $98,891)	99,421
Investment management fee payable	70,318
Service and/or distribution fees payable	29,501
Payable to broker — variation margin on open futures contracts	20,301
Trustees’ fees payable	320
Accrued expenses	74,349
Total Liabilities	61,265,229
Total Net Assets	$215,379,843

Net Assets:
Par value (Note 7)	$385
Paid-in capital in excess of par value	237,398,222
Undistributed net investment income	2,776,576
Accumulated net realized loss on investments, futures contracts, written options, swap contracts, forward foreign currency contracts and foreign currency transactions	(17,801,674)
Net unrealized depreciation on investments, futures contracts, written options, swap contracts, short sales, forward foreign currency contracts and foreign currencies	(6,993,666)
Total Net Assets	$215,379,843

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	41

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2018

Net Assets:
Class I	$70,111,787
Class II	$145,268,056

Shares Outstanding:
Class I	12,524,300
Class II	25,965,672

Net Asset Value:
Class I	$5.60
Class II	$5.59

See Notes to Financial Statements.

42	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2018

Investment Income:
Dividends	$34,720
Interest from unaffiliated investments	3,643,549
Interest from affiliated investments	78,419
Less: Foreign taxes withheld	(1,224)
Total Investment Income	3,755,464

Expenses:
Investment management fee (Note 2)	478,040
Service and/or distribution fees (Notes 2 and 5)	177,171
Fund accounting fees	33,355
Shareholder reports	24,274
Audit and tax fees	22,405
Legal fees	13,550
Custody fees	5,984
Trustees’ fees	2,586
Insurance	1,804
Transfer agent fees (Note 5)	1,256
Commitment fees (Note 9)	1,192
Miscellaneous expenses	5,866
Total Expenses	767,483
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(16,664)
Net Expenses	750,819
Net Investment Income	3,004,645

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	43

Statement of operations (unaudited) (cont’d)

For the Six Months Ended June 30, 2018

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions:
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	$(1,370,167)
Futures contracts	(1,149,922)
Written options	432,997
Swap contracts	655,505
Forward foreign currency contracts	(361,733)
Foreign currency transactions	66,307
Net Realized Loss	(1,727,013)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(7,136,524)
Futures contracts	(350,590)
Written options	34,567
Securities sold short	(530)
Swap contracts	(342,319)
Forward foreign currency contracts	(79,307)
Foreign currencies	(32,156)
Change in Net Unrealized Appreciation (Depreciation)	(7,906,859)
Net Loss on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(9,633,872)
Decrease in Net Assets From Operations	$(6,629,227)

See Notes to Financial Statements.

44	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited) and the Year Ended December 31, 2017	2018	2017

Operations:
Net investment income	$3,004,645	$7,625,263
Net realized loss	(1,727,013)	(4,216,415)
Change in net unrealized appreciation (depreciation)	(7,906,859)	10,790,469
Increase (Decrease) in Net Assets From Operations	(6,629,227)	14,199,317

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(125,039)	(8,300,026)
Decrease in Net Assets From Distributions to Shareholders	(125,039)	(8,300,026)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	28,805,811	77,182,449
Reinvestment of distributions	125,039	8,300,026
Cost of shares repurchased	(16,361,188)	(516,398,720)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	12,569,662	(430,916,245)
Increase (Decrease) in Net Assets	5,815,396	(425,016,954)

Net Assets:
Beginning of period	209,564,447	634,581,401
End of period*	$215,379,843	$209,564,447
*Includesundistributed (overdistributed) net investment income, respectively, of:	$2,776,576	$(103,030)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	45

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2018[3]		2017	2016	2015	2014	2013

Net asset value, beginning of period	$5.77		$5.70	$5.58	$5.60	$6.08	$6.00

Income (loss) from operations:
Net investment income	0.08		0.17	0.15	0.22	0.41	0.44
Net realized and unrealized gain (loss)	(0.25)		0.16	0.10	(0.15)	(0.43)	0.11
Total income (loss) from operations	(0.17)		0.33	0.25	0.07	(0.02)	0.55

Less distributions from:
Net investment income	(0.00)	[4]	(0.26)	(0.13)	(0.09)	(0.46)	(0.47)
Total distributions	(0.00)	[4]	(0.26)	(0.13)	(0.09)	(0.46)	(0.47)

Net asset value, end of period	$5.60		$5.77	$5.70	$5.58	$5.60	$6.08
Total return[5]	(2.89)%		5.75%	4.55%	1.20%	(0.33)%	9.21%

Net assets, end of period (000s)	$70,112		$70,884	$71,159	$76,862	$90,403	$108,245

Ratios to average net assets:
Gross expenses	0.56%[6]		0.57%	0.50%	0.65%	0.75%	0.74%
Net expenses[7]	0.54	[6,8]	0.54 [8]	0.50	0.60 [8]	0.75	0.74
Net investment income	2.99	[6]	2.89	2.63	3.79	6.54	6.97

Portfolio turnover rate	50%[9]		151%[9]	108%[9]	185%[9]	68%	75%

[1]	In April 2015, the Portfolio’s outstanding class of shares, which was previously unnamed, became known as Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2018 (unaudited).

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective April 15, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to April 15, 2015, the expense limitation was 1.00%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 122% for the six months ended June 30, 2018 and 346%, 280% and 417% for the years ended December 31, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

46	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2018[2]		2017	2016	2015[3]

Net asset value, beginning of period	$5.78		$5.69	$5.57	$5.77

Income (loss) from operations:
Net investment income	0.08		0.15	0.14	0.08
Net realized and unrealized gain (loss)	(0.27)		0.17	0.10	(0.20)
Total income (loss) from operations	(0.19)		0.32	0.24	(0.12)

Less distributions from:
Net investment income	(0.00)	[4]	(0.23)	(0.12)	(0.08)
Total distributions	(0.00)	[4]	(0.23)	(0.12)	(0.08)

Net asset value, end of period	$5.59		$5.78	$5.69	$5.57
Total return[5]	(3.06)%		5.69%	4.17%	(1.85)%

Net assets, end of period (millions)	$145		$139	$563	$348

Ratios to average net assets:
Gross expenses	0.81%[6]		0.78%	0.76%	0.76%[6]
Net expenses[7]	0.79	[6,8]	0.75 [8]	0.76	0.71 [6,8]
Net investment income	2.75	[6]	2.53	2.36	2.05 [6]

Portfolio turnover rate[9]	50%		151%	108%	185%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]	For the period May 1, 2015 (inception date) to December 31, 2015.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for the periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 122% for the six months ended June 30, 2018 and 346%, 280% and 417% for the years ended December 31, 2017, 2016 and 2015, respectively.

[10]	For the year ended December 31, 2015.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	47

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation

48	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$5,338,964	$363,156	$5,702,120
Financials	—	24,734,865	2,004,441	26,739,306
Other corporate bonds & notes	—	32,489,610	—	32,489,610
Mortgage-backed securities	—	61,418,134	—	61,418,134
U.S. government & agency obligations	—	30,963,928	—	30,963,928
Collateralized mortgage obligations	—	28,711,203	—	28,711,203
Sovereign bonds	—	14,584,545	—	14,584,545
Senior loans	—	10,582,705	—	10,582,705
Asset-backed securities	—	5,281,484	—	5,281,484
Common stocks:
Consumer discretionary	—	—	581,756	581,756
Energy	—	—	547,017	547,017
Industrials	—	—	73,928	73,928
U.S. Treasury inflation protected securities	—	909,621	—	909,621
Preferred stocks:
Financials	$778,514	—	—	778,514
Industrials	—	—	84,889	84,889
Purchased options:
Exchange-traded purchased options	137,781	—	—	137,781
OTC purchased options	—	210,874	—	210,874
Total long-term investments	916,295	215,225,933	3,655,187	219,797,415
Short-term investments†:
U.S. government & agency obligations	—	3,666,319	—	3,666,319
Commercial paper	—	11,875,861	—	11,875,861
Money market funds	—	10,558,584	—	10,558,584
Total short-term investments	—	26,100,764	—	26,100,764
Total investments	$916,295	$241,326,697	$3,655,187	$245,898,179
Other financial instruments:
Futures contracts	$627,651	—	—	$627,651
Forward foreign currency contracts	—	$998,941	—	998,941
Centrally cleared interest rate swaps	—	45,771	—	45,771
Centrally cleared credit default swaps on credit indices — buy protection	—	29,388	—	29,388
Total other financial instruments	$627,651	$1,074,100	—	$1,701,751
Total	$1,543,946	$242,400,797	$3,655,187	$247,599,930

50	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities sold short investments	—	$99,421	—	$99,421
Other financial instruments:
Futures contracts	$757,565	—	—	757,565
Written options:
OTC written options	—	47,834	—	47,834
Exchange-traded written options	142,964	—	—	142,964
Forward foreign currency contracts	—	1,236,522	—	1,236,522
Centrally cleared interest rate swaps	—	399,842	—	399,842
Centrally cleared credit default swaps on credit indices — sell protection	—	38,252	—	38,252
Total other financial instruments	$900,529	$1,722,450	—	$2,622,979
Total	$900,529	$1,821,871	—	$2,722,400

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2017		Accrued Premiums/ Discounts	Realized Gain (Loss)[1]	Change in Unrealized Gain (Loss)[2]	Purchases
Corporate bonds & notes:
Consumer discretionary	$327,179		$1,196	—	$(1,196)	$35,977
Financials	2,066,475		1,887	$26	(58,233)	—
Industrials	21,184		—	—	(106)	—
Materials	0	*	—	(59)	59	—
Senior loans:
Consumer discretionary	303,629		(46)	(126)	10,502	512,738
Consumer staples	289,171		(768)	(4,152)	8,278	—
Information technology	316,440		(1,488)	197	(213)	—
Utilities	301,050		(1,197)	(1,153)	1,200	20,100
Common stock:
Consumer discretionary	312,245		—	—	269,511	—
Energy	587,021		—	—	(40,004)	—
Industrials	51,466		—	—	22,462	—
Preferred stocks:
Industrials	78,606		—	—	—	6,283
	$4,654,466		$(416)	$(5,267)	$212,260	$575,098

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

Investments in Securities (con’d)	Sales		Transfers into Level 3	Transfers out of Level 3[3]	Balance as of June 30, 2018	Net Change in Unrealized appreciation (depreciation) for Investments in Securities Still Held at June 30, 2018[2]
Corporate bonds & notes:
Consumer discretionary	—		—	—	$363,156	$(1,196)
Financials	$(5,714)		—	—	2,004,441	(59,089)
Industrials	(21,078)		—	—	—	—
Materials	0	*	—	—	—	—
Senior loans:					—
Consumer discretionary	(23,797)			$(802,900)	—	—
Consumer staples	(292,529)		—	—	—	—
Information technology	(60,275)			(254,661)	—	—
Utilities	(320,000)		—	—	—	—
Common stock:
Consumer discretionary	—		—	—	581,756	269,511
Energy	—		—	—	547,017	(40,004)
Industrials	—		—	—	73,928	22,462
Preferred stocks:
Industrials	—		—	—	84,889	—
	$(723,393)		—	$(1,057,561)	$3,655,187	$191,684

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Purchased options. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

52	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

(c) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Portfolio. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

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Notes to financial statements (unaudited) (cont’d)

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled

54	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.

The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2018, the total notional value of all credit default swaps to sell protection was $17,930,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2018, see Note 4.

Credit default swaps

The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the

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Notes to financial statements (unaudited) (cont’d)

maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counter-party to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Portfolio enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate or pay and receive

56	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Portfolio records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

(h) Swaptions. The Portfolio may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Portfolio may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Portfolio represent an option that gives the Portfolio the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received.

When the Portfolio purchases a swaption, an amount equal to the premium paid by the Portfolio is recorded as an investment on the statement of assets and liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Portfolio realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

(i) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

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Notes to financial statements (unaudited) (cont’d)

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Portfolio may enter into certain credit agreements where all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2018, the Portfolio had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Portfolio may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(l) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

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The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

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Notes to financial statements (unaudited) (cont’d)

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(q) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio.

Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

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With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2018, the Portfolio held OTC written options, forward foreign currency contracts with credit related contingent features which had a liability position of $1,284,356. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties. At June 30, 2018, the Portfolio had non-cash collateral from Barclays Bank PLC in the amount of $29,682. This amount could be used to reduce the Portfolio’s exposure to the counterparty in the event of default.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed

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Notes to financial statements (unaudited) (cont’d)

securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(t) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(u) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(v) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(w) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2017, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (formerly Western Asset Management

62	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

Company) (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
first $500 million	0.450%
next $500 million	0.425
over $1 billion	0.400

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, Western Asset Japan and Western Asset Singapore provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, Western Singapore and Western Japan monthly a subadvisory fee of 0.30% on the assets managed by Western Asset London, Western Singapore and Western Japan.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.54% and 0.79%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

During the six months ended June 30, 2018, fees waived and/or expenses reimbursed amounted to $16,664.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

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Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$34,997,264	$79,445,192
Sales	17,959,084	90,552,088

At June 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/(Proceeds)/ Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Securities	$252,136,765	$2,657,049	$(8,895,635)	$(6,238,586)
Swap contracts	(11,246)	75,159	(438,094)	(362,935)
Written options	(236,280)	61,733	(16,251)	45,482
Futures contracts	—	627,651	(757,565)	(129,914)
Forward foreign currency contracts	—	930,963	(1,168,544)	(237,581)
Securities Sold Short	(98,891)	—	(530)	(530)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2018.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased Options[2]	$137,781	$209,004	$1,870	$348,655
Futures contracts[3]	599,527	28,124	—	627,651
Centrally cleared swap contracts[4]	45,771	—	29,388	75,159
Forward foreign currency contracts	—	998,941	—	998,941
Total	$783,079	$1,236,069	$31,258	$2,050,406

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$142,964	$44,256	$3,578	$190,798
Futures contracts[3]	755,143	2,422	—	757,565
Centrally cleared swap contracts[4]	399,842	—	38,252	438,094
Forward foreign currency contracts	—	1,236,522	—	1,236,522
Total	$1,297,949	$1,283,200	$41,830	$2,622,979

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

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[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(562,539)	$(13,828)	—	$(576,367)
Written options	398,209	34,788	—	432,997
Futures contracts	(1,106,653)	(43,269)	—	(1,149,922)
Swap contracts	639,057	—	$16,448	655,505
Forward foreign currency contracts	—	(361,733)	—	(361,733)
Total	$(631,926)	$(384,042)	$16,448	$(999,520)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(5,782)	$78,401	$(2,390)	$70,229
Written options	(367)	34,252	682	34,567
Futures contracts	(395,818)	45,228	—	(350,590)
Swap contracts	(333,726)	—	(8,593)	(342,319)
Forward foreign currency contracts	—	(79,307)	—	(79,307)
Total	$(735,693)	$78,574	$(10,301)	$(667,420)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended June 30, 2018, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$263,493
Written options	140,756
Futures contracts (to buy)	176,221,630
Futures contracts (to sell)	128,551,482
Forward foreign currency contracts (to buy)	21,010,512
Forward foreign currency contracts (to sell)	20,269,701
Interest rate swap contracts	152,394,969
Credit default swap contracts (to buy protection)	4,014,286
Credit default swap contracts (to sell protection)	15,227,714

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

The following table presents the Portfolio’s OTC derivative assets and liabilities by counter-party net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2018.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$1,972	$(3,604)	$(1,632)	—	$(1,632)
Barclays Bank PLC	449,713	(420,830)	28,883	$29,682	58,565
Citibank N.A.	446,199	(713,759)	(267,560)	—	(267,560)
Goldman Sachs Group Inc.	474	—	474	—	474
JPMorgan Chase & Co.	102,453	(161,892)	(59,439)	—	(59,439)
Total	$1,000,811	$(1,300,085)	$(299,274)	$29,682	$(269,592)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$886
Class II	$177,171	370
Total	$177,171	$1,256

For the six months ended June 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$5,967
Class II	10,697
Total	$16,664

66	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Net Investment Income:
Class I	$40,785	$3,090,840
Class II	84,254	5,209,186
Total	$125,039	$8,300,026

7. Shares of beneficial interest

At June 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	914,453	$5,204,233	996,195	$5,805,511
Shares issued on reinvestment	7,322	40,785	534,120	3,090,840
Shares repurchased	(674,290)	(3,816,724)	(1,728,737)	(10,111,608)
Net increase (decrease)	247,485	$1,428,294	(198,422)	$(1,215,257)

Class II
Shares sold	4,162,501	$23,601,578	12,348,726	$71,376,938
Shares issued on reinvestment	15,126	84,254	899,386	5,209,186
Shares repurchased	(2,215,966)	(12,544,464)	(88,190,946)	(506,287,112)
Net increase (decrease)	1,961,661	$11,141,368	(74,942,834)	$(429,700,988)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Portfolio may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Portfolio’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Portfolio’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2018. The following transactions were effected in shares of such companies for the six months ended June 30, 2018.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at December 31, 2017	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$12,340,505	$56,773,646	56,773,646	$58,555,567	58,555,567

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2018
Western Asset Government Cash Management Portfolio LLC	—	$74,819	—	$10,558,584

9. Redemption facility

The Portfolio and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2018, the Portfolio incurred a commitment fee in the amount of $1,192. The Portfolio did not utilize the Redemption Facility during the six months ended June 30, 2018.

10. Capital loss carryforward

As of December 31, 2017, the Portfolio had the following net capital loss carryforward remaining.

Year of Expiration	Amount
12/31/2018	$(3,098,143)

This amount will be available to offset any future taxable capital gains, except that under tax rules, deferred capital losses of $11,482,191, which have no expiration date, must be used first to offset any such gains.

11. Recent accounting pronouncement

The Portfolio has made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium;

68	Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report

specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Portfolio has concluded that the change in accounting principle does not materially impact the financial statement amounts.

Western Asset Core Plus VIT Portfolio 2018 Semi-Annual Report	69

Western Asset

Core Plus VIT Portfolio

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

*	Prior to May 2, 2018, known as Western Asset Management Company.
**	Effective April 9, 2018, BNY became custodian.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC*

Western Asset Management Company

Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)**

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Core Plus VIT Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Western Asset Core Plus VIT Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04231 8/18 SR18-3401

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 23, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: August 23, 2018